Long-Term Debt (Schedule of Long Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 13, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior notes		$ 4,500.0
Other	$ 13.1		$ 22.7
Total	11,513.1		5,067.7
Current portion	(15.3)		(13.1)
Long-term debt, excluding current portion	11,497.8		5,054.6
Term Loan A-4, quarterly principal amortization [Member]
Debt Instrument [Line Items]
Term loans	$ 1,300.0		1,300.0
Applicable margin	1.75%
Weighted average interest rate	1.49%
Term Loan Five [Member]
Debt Instrument [Line Items]
Term loans	$ 1,500.0		$ 0.0
Applicable margin	1.75%
Weighted average interest rate	1.48%
Senior Notes due 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Interest rate	1.45%		1.45%
Senior notes	$ 300.0		$ 300.0
Senior Notes due 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Interest rate	2.00%		2.00%
Senior notes	$ 250.0		$ 250.0
Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Interest rate	2.85%		2.85%
Senior notes	$ 750.0		$ 0.0
Senior Notes due 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Interest rate	3.625%		3.625%
Senior notes	$ 1,750.0		$ 0.0
Senior Notes due March 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Interest rate	5.00%		5.00%
Senior notes	$ 700.0		$ 700.0
Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Interest rate	4.50%		4.50%
Senior notes	$ 500.0		$ 0.0
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Interest rate	3.50%		3.50%
Senior notes	$ 1,000.0		$ 1,000.0
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Interest rate	3.875%		3.875%
Senior notes	$ 700.0		$ 700.0
Senior Notes due 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Interest rate	5.00%		5.00%
Senior notes	$ 1,500.0		$ 0.0
Revolving Loan [Member]
Debt Instrument [Line Items]
Term loans	$ 1,250.0		$ 795.0
Applicable margin	1.75%
Revolving loan unused commitment fee percentage	0.25%
Revolving loan marginal rates	1.25%